Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Value Of Restricted Stock Units

	Years ended December 31,
	2014	2013	2012
Weighted average fair value of RSUs granted	$24.80	$23.28	$17.99

Summary Of Stock Option Transactions

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding, beginning of year	1,538,110	$16.82
Granted	-	-
Forfeited	-	-
Expired	(3,706)	17.87
Exercised	(449,412)	16.23
Outstanding and exercisable at end of year	1,084,992	$17.06	3.0	$10,457

Summary Of Options Outstanding And Options Excercisable

	Options Outstanding and Exercisable
	Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Range of prices:
$13.00 - 14.99	327,471	3.1	$13.98
$15.00 - 15.99	215,674	4.1	15.30
$16.00 - 16.99	178,298	3.1	16.15
$17.00 - 19.99	164,316	2.1	18.61
$20.00 - 23.99	199,233	1.2	23.57
	1,084,992	3.0	$17.06

Summary Of Nonvested Share Activity - Restricted Stock

	Number of Shares	Weighted Average Fair Value
Nonvested shares at beginning of period	62,500	$17.70
Granted	14,000	25.19
Vested	(45,250)	20.02
Forfeited	-	-
Nonvested shares at end of period	31,250	$17.70

Performance Share Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$4,996	$3,437	$2,536
Income tax benefit	2,044	1,400	1,033

Summary Of Nonvested PSU Transactions

	Number of Share Units	Weighted Average Fair Value
Nonvested share units at beginning of period	528,092	$21.25
Granted	143,630	25.31
Performance criteria adjustment	81,148	22.26
Forfeited	(14,078)	23.53
Share units vested in prior period and issued in current period	18,000	19.51
Share units issued	(174,148)	18.93
Nonvested share units at end of period	582,644	$22.98

Assumptions Used In The Pricing Model

	Years ended December 31,
	2014	2013	2012
Expected term (years)	3.0	3.0	3.0
Risk-free interest rate	0.68%	0.36%	0.43%
Expected volatility	19.8%	20.0%	22.1%
Weighted average fair value of PSUs granted	$25.31	$26.88	$19.11

Restricted Stock Units [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$1,122	$813	$634
Income tax benefit	464	336	262

Summary Of Nonvested RSU Transactions

	Number of Stock Units	Weighted Average Fair Value
Nonvested stock units at beginning of period	112,666	$20.16
Granted	41,150	24.80
Stock units vested but not paid	(5,750)	17.99
Stock units vested and paid	(24,772)	17.77
Forfeited	(729)	21.77
Nonvested stock units at end of period	122,565	$22.29

Stock Options [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$-	$30	$612
Income tax benefit	189	461	580

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2014	2013	2012
Intrinsic value of options exercised	$4,054	$12,658	$5,547
Fair value of options vested	-	500	1,318

Restricted Stock [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2014	2013	2012
Stock-based compensation within operations and maintenance expense	$691	$770	$1,737
Income tax benefit	287	320	720

Summary Of Value Of Restricted Stock Awards

	Years ended December 31,
	2014	2013	2012
Intrinsic value of restricted stock awards vested	$1,097	$2,236	$2,384
Fair value of restricted stock awards vested	906	1,560	1,971
Weighted average fair value of restricted stock awards granted	25.19	25.09	18.47